Term Deposits (Tables)	12 Months Ended
Mar. 31, 2020
Term Deposit [Abstract]
Schedule of Term Deposits
	As at March 31
Particulars	2019	2020
Term deposits	134,133	38,030
Total	134,133	38,030
Non-current	139	207
Current	133,994	37,823
Total	134,133	38,030